CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Cash and cash equivalents	€ 8,627	€ 4,011
Other financial assets	448	990
Trade and other receivables	6,362	5,899
Other non-financial assets	889	725
Tax assets	293	306
Total current assets	16,620	11,930
Goodwill	23,725	21,271
Intangible assets	3,227	2,967
Property, plant and equipment	3,553	2,967
Other financial assets	1,536	1,155
Trade and other receivables	118	118
Other non-financial assets	1,301	687
Tax assets	397	352
Deferred tax assets	1,015	1,037
Total non-current assets	34,871	30,554
Total assets	51,491	42,484
Trade and other payables	1,486	1,151
Tax liabilities	611	597
Financial liabilities	1,125	1,561
Other non-financial liabilities	4,120	3,982
Provisions	110	149
Contract liabilities/deferred income	3,028	2,771
Total current liabilities	10,481	10,210
Trade and other payables	129	119
Tax liabilities	495	434
Financial liabilities	10,553	5,034
Other non-financial liabilities	501	514
Provisions	270	328
Deferred tax liabilities	97	251
Contract liabilities/deferred income	88	79
Total non-current liabilities	12,133	6,759
Total liabilities	22,614	16,969
Issued capital	1,229	1,229
Share premium	543	570
Retained earnings	27,407	24,769
Other components of equity	1,234	508
Treasury shares	(1,580)	(1,591)
Equity attributable to owners of parent	28,832	25,484
Non-controlling interests	45	31
Total equity	28,877	25,515
Total equity and liabilities	€ 51,491	€ 42,484